Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Intangible Assets are Amortized	12 Months Ended
Dec. 31, 2023
Systems software [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Intangible Assets are Amortized [Line Items]
Amortization Method	Sum of years
Amortization period	5 years
Access rights to electricity [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Intangible Assets are Amortized [Line Items]
Amortization Method	Straight-line
Amortization period	Lease term of the facility or the access rights period
Favorable lease [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Intangible Assets are Amortized [Line Items]
Amortization Method	Straight-line
Amortization period	Lease term